Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 531,969	$ 342,228
Sales rebates and reserves	320,234	140,474
Short‑term employee benefits	127,720	150,818
Other payables	36,237	16,473
Total trade and other payables	$ 1,016,160	$ 649,993